Schedule of Investments (unaudited)
September 30, 2024
BlackRock Enhanced International Dividend Trust (BGY)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 5.6%
Canadian National Railway Co.	134,092	$ 15,701,985
Teck Resources Ltd., Class B	126,393	6,601,650
TELUS Corp.	797,205	13,374,677
		35,678,312
Denmark — 4.7%
Novo Nordisk A/S, Class B	251,810	29,867,567
France — 9.3%
Air Liquide SA	116,518	22,500,788
Cie de Saint-Gobain SA	152,189	13,880,009
LVMH Moet Hennessy Louis Vuitton SE	30,111	23,091,388
		59,472,185
Germany — 8.4%
adidas AG, Class N	53,464	14,167,233
Beiersdorf AG	122,485	18,436,414
Deutsche Telekom AG, Class N, Registered Shares	214,400	6,296,762
SAP SE	64,445	14,740,666
		53,641,075
India — 2.5%
HDFC Bank Ltd.	782,464	16,114,318
Indonesia — 1.4%
Bank Rakyat Indonesia Persero Tbk PT	27,670,000	9,049,813
Italy — 3.0%
FinecoBank Banca Fineco SpA	1,109,026	19,033,040
Japan — 5.6%
Keyence Corp.	41,200	19,745,594
Sony Group Corp.	832,500	16,173,461
		35,919,055
Netherlands — 6.0%
ASML Holding NV	27,453	22,837,048
Koninklijke KPN NV	3,748,439	15,309,674
		38,146,722
Singapore — 2.6%
United Overseas Bank Ltd.	653,100	16,302,661
Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA	1,183,889	12,788,678
Sweden — 6.3%
Assa Abloy AB, Class B	659,860	22,230,621
Atlas Copco AB, Class A	916,364	17,759,501
		39,990,122
Switzerland — 1.6%
Zurich Insurance Group AG, Class N	16,751	10,120,276
Taiwan — 6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,278,000	38,536,973
United Kingdom — 14.4%
AstraZeneca PLC	144,653	22,534,971
Security	Shares	Value
United Kingdom (continued)
BAE Systems PLC	722,742	$ 11,999,014
Diageo PLC	500,084	17,467,879
RELX PLC	464,973	21,902,904
Smith & Nephew PLC	411,284	6,383,503
Taylor Wimpey PLC	5,469,595	12,031,367
		92,319,638
United States — 22.1%
AceVector Limited, Series I, (Acquired 01/25/22, Cost: $3,948,600)(a)(b)(c)	848,000	372,487
Baker Hughes Co., Class A(d)(e)	620,407	22,427,713
General Electric Co.(d)(e)	74,527	14,054,302
Haleon PLC	1,813,323	9,488,214
Nestle SA, Class N, Registered Shares	89,894	9,033,665
Otis Worldwide Corp.(d)(e)	135,915	14,127,005
Sanofi SA	139,645	16,078,607
Shell PLC	563,203	18,605,054
Texas Instruments, Inc.(d)(e)	91,875	18,978,619
Visa, Inc., Class A(d)(e)	66,147	18,187,118
		141,352,784
Total Long-Term Investments — 101.5% (Cost: $499,660,059)		648,333,219
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(f)(g)	163,210	163,210
Total Short-Term Securities — 0.0% (Cost: $163,210)		163,210
Total Investments Before Options Written — 101.5% (Cost: $499,823,269)		648,496,429
Options Written — (1.3)% (Premiums Received: $(6,192,340))		(8,553,869)
Total Investments, Net of Options Written — 100.2% (Cost: $493,630,929)		639,942,560
Liabilities in Excess of Other Assets — (0.2)%		(1,073,546)
Net Assets — 100.0%		$ 638,869,014

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $372,487, representing 0.1% of its net assets as of period end, and an original cost of $3,948,600.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced International Dividend Trust (BGY)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 8,260,103	$ —	$ (8,096,893)(a)	$ —	$ —	$ 163,210	163,210	$ 268,505	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Visa, Inc., Class A	37	10/04/24	USD	275.00	USD	1,017	$ (8,510)
Texas Instruments, Inc.	156	10/11/24	USD	200.00	USD	3,222	(132,990)
Visa, Inc., Class A	240	10/11/24	USD	285.00	USD	6,599	(11,520)
Baker Hughes Co., Class A	615	10/18/24	USD	37.00	USD	2,223	(33,825)
Baker Hughes Co., Class A	467	10/18/24	USD	36.00	USD	1,688	(46,700)
Canadian National Railway Co.	320	10/18/24	CAD	155.00	CAD	5,068	(117,712)
General Electric Co.	168	10/18/24	USD	190.00	USD	3,168	(62,580)
Otis Worldwide Corp.	289	10/18/24	USD	95.00	USD	3,004	(257,210)
Teck Resources Ltd., Class B	160	10/18/24	CAD	66.00	CAD	1,130	(62,405)
Texas Instruments, Inc.	155	10/18/24	USD	210.00	USD	3,202	(56,188)
General Electric Co.	167	10/25/24	USD	190.00	USD	3,149	(102,705)
Texas Instruments, Inc.	102	10/25/24	USD	215.00	USD	2,107	(36,465)
Visa, Inc., Class A	51	10/25/24	USD	295.00	USD	1,402	(3,851)
Baker Hughes Co., Class A	394	11/01/24	USD	36.75	USD	1,424	(39,157)
Visa, Inc., Class A	35	11/01/24	USD	295.00	USD	962	(4,358)
Baker Hughes Co., Class A	934	11/15/24	USD	34.78	USD	3,376	(223,535)
Canadian National Railway Co.	283	11/15/24	CAD	165.00	CAD	4,482	(44,779)
Teck Resources Ltd., Class B	282	11/15/24	CAD	68.00	CAD	1,992	(107,904)
TELUS Corp.	1,891	11/15/24	CAD	22.50	CAD	4,291	(98,573)
TELUS Corp.	1,696	12/20/24	CAD	22.50	CAD	3,848	(104,711)
							$ (1,555,678)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Assa Abloy AB, Class B	Bank of America N.A.	170,000	10/01/24	SEK	313.45	SEK	58,165	$ (471,793)
Diageo PLC	Morgan Stanley & Co. International PLC	38,600	10/01/24	GBP	24.37	GBP	1,008	(85,908)
Nestle SA, Class N, Registered Shares	Goldman Sachs International	18,700	10/01/24	CHF	91.15	CHF	1,590	—
Sanofi SA	UBS AG	70,700	10/01/24	EUR	100.98	EUR	7,313	(152,787)
Koninklijke KPN NV	Goldman Sachs International	344,200	10/03/24	EUR	3.64	EUR	1,263	(13,341)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	375,900	10/03/24	GBP	1.67	GBP	618	(2,181)
United Overseas Bank Ltd.	Bank of America N.A.	63,000	10/03/24	SGD	31.12	SGD	2,021	(56,606)
AstraZeneca PLC	Bank of America N.A.	36,400	10/08/24	GBP	126.01	GBP	4,241	(17)
FinecoBank Banca Fineco SpA	UBS AG	140,800	10/08/24	EUR	14.33	EUR	2,171	(167,038)
Koninklijke KPN NV	Goldman Sachs International	468,500	10/08/24	EUR	3.61	EUR	1,719	(36,224)
Novo Nordisk A/S, Class B	Goldman Sachs International	32,000	10/08/24	DKK	917.59	DKK	25,417	(43)
RELX PLC	Goldman Sachs International	69,000	10/08/24	EUR	41.33	EUR	2,920	(78,773)
Smith & Nephew PLC	Citibank N.A.	126,400	10/08/24	GBP	12.12	GBP	1,467	(3,030)
Sony Group Corp.	UBS AG	24,100	10/08/24	JPY	13,059.20	JPY	67,293	(29,902)
Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs International	174,000	10/16/24	TWD	1,039.50	USD	166,043	(35,907)
Banco Bilbao Vizcaya Argentaria SA	Morgan Stanley & Co. International PLC	266,350	10/17/24	EUR	9.23	EUR	2,585	(117,857)
Koninklijke KPN NV	BNP Paribas SA	560,900	10/17/24	EUR	3.76	EUR	2,058	(15,878)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
SAP SE	Morgan Stanley & Co. International PLC	14,500	10/17/24	EUR	196.49	EUR	2,979	$ (156,276)
United Overseas Bank Ltd.	Bank of America N.A.	74,200	10/17/24	SGD	32.79	SGD	2,381	(15,478)
adidas AG, Class N	UBS AG	12,700	10/22/24	EUR	228.22	EUR	3,023	(198,442)
Atlas Copco AB, Class A	Bank of America N.A.	129,800	10/22/24	SEK	185.37	SEK	25,548	(145,649)
Diageo PLC	Morgan Stanley & Co. International PLC	76,600	10/22/24	GBP	24.86	GBP	2,001	(142,946)
Koninklijke KPN NV	Morgan Stanley & Co. International PLC	156,900	10/22/24	EUR	3.76	EUR	576	(5,647)
Shell PLC	Goldman Sachs International	82,500	10/22/24	EUR	31.05	EUR	2,448	(14,692)
Taylor Wimpey PLC	Barclays Bank PLC	501,900	10/22/24	GBP	1.60	GBP	826	(24,512)
United Overseas Bank Ltd.	Bank of America N.A.	156,600	10/22/24	SGD	32.13	SGD	5,024	(76,951)
BAE Systems PLC	Citibank N.A.	246,300	10/23/24	GBP	13.20	GBP	3,059	(12,786)
Beiersdorf AG	BNP Paribas SA	27,200	10/23/24	EUR	130.81	EUR	3,678	(170,123)
Cie de Saint-Gobain SA	Bank of America N.A.	36,500	10/23/24	EUR	79.13	EUR	2,991	(160,565)
Smith & Nephew PLC	Bank of America N.A.	58,700	10/23/24	GBP	12.22	GBP	681	(6,850)
Zurich Insurance Group AG, Class N	Goldman Sachs International	8,000	10/23/24	CHF	499.29	CHF	4,091	(132,468)
Assa Abloy AB, Class B	BNP Paribas SA	132,000	10/29/24	SEK	329.39	SEK	45,164	(219,503)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	6,750	10/29/24	EUR	622.41	EUR	4,650	(556,298)
Novo Nordisk A/S, Class B	Goldman Sachs International	23,400	10/29/24	DKK	937.02	DKK	18,586	(4,919)
RELX PLC	BNP Paribas SA	28,000	10/29/24	EUR	44.03	EUR	1,185	(7,481)
Sony Group Corp.	Citibank N.A.	37,400	10/29/24	JPY	13,977.82	JPY	104,429	(22,902)
Air Liquide SA	Citibank N.A.	23,000	10/30/24	EUR	171.45	EUR	3,990	(130,933)
ASML Holding NV	Morgan Stanley & Co. International PLC	8,650	10/30/24	EUR	776.34	EUR	6,464	(250,686)
Cie de Saint-Gobain SA	Bank of America N.A.	35,200	10/30/24	EUR	79.97	EUR	2,884	(146,855)
FinecoBank Banca Fineco SpA	Morgan Stanley & Co. International PLC	147,800	10/30/24	EUR	15.17	EUR	2,279	(93,089)
Keyence Corp.	Citibank N.A.	7,200	10/30/24	JPY	69,440.70	JPY	495,950	(94,049)
Otis Worldwide Corp.	Morgan Stanley & Co. International PLC	32,200	11/01/24	USD	95.25	USD	3,347	(335,063)
Deutsche Telekom AG, Class N, Registered Shares	Citibank N.A.	48,200	11/05/24	EUR	27.12	EUR	1,272	(15,215)
Haleon PLC	Citibank N.A.	498,000	11/05/24	GBP	4.00	GBP	1,949	(46,966)
adidas AG, Class N	BNP Paribas SA	11,300	11/07/24	EUR	218.72	EUR	2,690	(292,836)
Atlas Copco AB, Class A	BNP Paribas SA	198,600	11/07/24	SEK	182.72	SEK	39,089	(300,242)
Taylor Wimpey PLC	Citibank N.A.	788,000	11/07/24	GBP	1.64	GBP	1,296	(45,038)
SAP SE	BNP Paribas SA	14,500	11/08/24	EUR	205.57	EUR	2,979	(114,359)
ASML Holding NV	Citibank N.A.	1,050	11/12/24	EUR	774.68	EUR	785	(39,304)
Banco Bilbao Vizcaya Argentaria SA	Morgan Stanley & Co. International PLC	266,300	11/12/24	EUR	9.74	EUR	2,584	(69,131)
Haleon PLC	UBS AG	498,000	11/12/24	GBP	4.02	GBP	1,949	(47,731)
Keyence Corp.	Société Générale	12,000	11/12/24	JPY	71,396.00	JPY	826,583	(128,166)
Koninklijke KPN NV	BNP Paribas SA	156,300	11/12/24	EUR	3.85	EUR	573	(5,815)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	6,750	11/12/24	EUR	622.65	EUR	4,650	(572,310)
Novo Nordisk A/S, Class B	Citibank N.A.	25,700	11/12/24	DKK	895.94	DKK	20,413	(31,185)
RELX PLC	Morgan Stanley & Co. International PLC	75,000	11/12/24	EUR	44.52	EUR	3,174	(23,667)
RELX PLC	UBS AG	29,500	11/12/24	EUR	44.44	EUR	1,248	(9,777)
Shell PLC	Bank of America N.A.	78,000	11/12/24	EUR	31.79	EUR	2,315	(24,815)
Shell PLC	Bank of America N.A.	36,700	11/12/24	EUR	31.44	EUR	1,089	(13,922)
Sony Group Corp.	Citibank N.A.	13,400	11/13/24	JPY	14,952.00	JPY	37,416	(3,792)
Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs International	144,000	11/13/24	TWD	1,086.05	USD	137,415	(61,780)
Air Liquide SA	Bank of America N.A.	29,500	11/14/24	EUR	179.70	EUR	5,118	(78,047)
AstraZeneca PLC	Goldman Sachs International	28,700	11/14/24	GBP	118.36	GBP	3,344	(128,635)
Atlas Copco AB, Class A	Bank of America N.A.	69,100	11/14/24	SEK	203.99	SEK	13,601	(26,501)
BAE Systems PLC	Bank of America N.A.	151,200	11/14/24	GBP	12.66	GBP	1,878	(45,754)
Beiersdorf AG	Goldman Sachs International	28,000	11/14/24	EUR	137.02	EUR	3,786	(96,392)
Diageo PLC	Citibank N.A.	109,800	11/14/24	GBP	27.06	GBP	2,869	(64,478)
FinecoBank Banca Fineco SpA	Bank of America N.A.	210,400	11/14/24	EUR	15.74	EUR	3,244	(88,851)
Nestle SA, Class N, Registered Shares	Morgan Stanley & Co. International PLC	21,800	11/14/24	CHF	86.63	CHF	1,854	(32,004)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	256,000	11/14/24	TWD	1,040.00	USD	244,294	(163,540)
Taylor Wimpey PLC	Goldman Sachs International	795,500	11/14/24	GBP	1.69	GBP	1,309	(35,490)
								$ (6,998,191)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 35,678,312	$ —	$ —	$ 35,678,312
Denmark	—	29,867,567	—	29,867,567
France	—	59,472,185	—	59,472,185
Germany	—	53,641,075	—	53,641,075
India	—	16,114,318	—	16,114,318
Indonesia	—	9,049,813	—	9,049,813
Italy	—	19,033,040	—	19,033,040
Japan	—	35,919,055	—	35,919,055
Netherlands	—	38,146,722	—	38,146,722
Singapore	—	16,302,661	—	16,302,661
Spain	—	12,788,678	—	12,788,678
Sweden	—	39,990,122	—	39,990,122
Switzerland	—	10,120,276	—	10,120,276
Taiwan	—	38,536,973	—	38,536,973
United Kingdom	—	92,319,638	—	92,319,638
United States	87,774,757	53,205,540	372,487	141,352,784
Short-Term Securities
Money Market Funds	163,210	—	—	163,210
	$ 123,616,279	$ 524,507,663	$ 372,487	$ 648,496,429
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,292,986)	$ (7,260,883)	$ —	$ (8,553,869)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
Currency Abbreviation (continued)
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced International Dividend Trust (BGY)

Portfolio Abbreviation
SAP	Subject to Appropriations
Schedule of Investments